EMPLOYEE BENEFITS OBLIGATIONS - Plan Assets (Details) - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	$ 543.7	$ 497.2
Canada
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents, amount contributed to fair value of plan assets	9.7	4.4
Other assets, amount contributed to fair value of plan assets	28.5	26.0
Plan assets, at fair value	485.3	440.9
Foreign
Disclosure of fair value of plan assets [line items]
Insured Annuities, Amount Contributed To Fair Value Of Plan Assets	52.2	50.1
Equity instruments, amount contributed to fair value of plan assets	2.5	2.6
Other assets, amount contributed to fair value of plan assets	0.4	0.5
Plan assets, at fair value	58.4	56.3
Municipal | Canada
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	109.7	100.1
Corporate | Canada
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	68.8	66.4
Corporate | Foreign
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	3.3	3.1
Other | Foreign
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	0.0	0.0
Level 1
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	5.8	5.7
Level 1 | Canada
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents, amount contributed to fair value of plan assets	0.0	0.0
Other assets, amount contributed to fair value of plan assets	0.0	0.0
Plan assets, at fair value	0.0	0.0
Level 1 | Foreign
Disclosure of fair value of plan assets [line items]
Insured Annuities, Amount Contributed To Fair Value Of Plan Assets	0.0	0.0
Equity instruments, amount contributed to fair value of plan assets	2.5	2.6
Other assets, amount contributed to fair value of plan assets	0.0	0.0
Plan assets, at fair value	5.8	5.7
Level 1 | Municipal | Canada
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	0.0	0.0
Level 1 | Corporate | Canada
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	0.0	0.0
Level 1 | Corporate | Foreign
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	3.3	3.1
Level 1 | Other | Foreign
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	0.0	0.0
Level 2 and 3 of fair value hierarchy
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	537.9	491.5
Level 2 and 3 of fair value hierarchy | Canada
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents, amount contributed to fair value of plan assets	9.7	4.4
Other assets, amount contributed to fair value of plan assets	28.5	26.0
Plan assets, at fair value	485.3	440.9
Level 2 and 3 of fair value hierarchy | Foreign
Disclosure of fair value of plan assets [line items]
Insured Annuities, Amount Contributed To Fair Value Of Plan Assets	52.2	50.1
Equity instruments, amount contributed to fair value of plan assets	0.0	0.0
Other assets, amount contributed to fair value of plan assets	0.4	0.5
Plan assets, at fair value	52.6	50.6
Level 2 and 3 of fair value hierarchy | Municipal | Canada
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	109.7	100.1
Level 2 and 3 of fair value hierarchy | Corporate | Canada
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	68.8	66.4
Level 2 and 3 of fair value hierarchy | Corporate | Foreign
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	0.0	0.0
Level 2 and 3 of fair value hierarchy | Other | Foreign
Disclosure of fair value of plan assets [line items]
Debt instruments, amount contributed to fair value of plan assets	0.0	0.0
Equity securities - domestic | Canada
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	58.1	52.2
Equity securities - domestic | Level 1 | Canada
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	0.0	0.0
Equity securities - domestic | Level 2 and 3 of fair value hierarchy | Canada
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	58.1	52.2
Equity securities - foreign | Canada
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	210.5	191.8
Equity securities - foreign | Level 1 | Canada
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	0.0	0.0
Equity securities - foreign | Level 2 and 3 of fair value hierarchy | Canada
Disclosure of fair value of plan assets [line items]
Equity instruments, amount contributed to fair value of plan assets	$ 210.5	$ 191.8